Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	$ 890	$ 832	$ 808
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(255)	(301)	(329)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies			5
Reinsurance Effect on Claims and Benefits Incurred, Net amount	635	531	484
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net			1.00%
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	216,002	209,732	208,920
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(59,895)	(60,499)	(64,755)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies	5	5	10
Reinsurance Effect on Claims and Benefits Incurred, Net amount	156,112	149,238	144,175
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	701	596	570
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(66)	(65)	(88)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies			1
Reinsurance Effect on Claims and Benefits Incurred, Net amount	635	531	483
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net			0.20%
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	189	236	238
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	(189)	(236)	(241)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies			4
Reinsurance Effect on Claims and Benefits Incurred, Net amount			$ 1
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net